Other Non-current Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Other Non Current Liabilities [Abstract]
Schedule of Other Non-current Liabilities
	As at March 31
Particulars	2020	2021
Deferred income	295	815
Other liabilities (related to business combination) (refer note 7 (b))	9,480	9,402
Total	9,775	10,217